REVENUES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Operating lease income	$ 1,694	$ 1,526
Software and technology services
Disclosure of operating segments [line items]
Revenue remaining performance obligation, amount	$ 3,000	2,300
Construction services | Nuclear power generation
Disclosure of operating segments [line items]
Initial remaining performance obligation, expected timing of satisfaction period	2 years
Remaining performance obligation, expected timing of satisfaction period	5 years
Construction services | Construction services
Disclosure of operating segments [line items]
Revenue remaining performance obligation, amount	$ 5,700	6,200
Construction services | Software and technology services | Nuclear power generation
Disclosure of operating segments [line items]
Initial remaining performance obligation, expected timing of satisfaction period	2 years
Industrials | Waste and wastewater services
Disclosure of operating segments [line items]
Revenue remaining performance obligation, amount	$ 8,300	$ 10,600
Remaining performance obligation, expected timing of satisfaction period	22 years